MUSIC INVENTORY (Tables)	9 Months Ended
Feb. 28, 2023
Inventory Disclosure [Abstract]
Schedule of inventory

	February 28, 2023	May 31, 2022
Digital music acquired for use in operations – at cost	$21,648	$21,648
Accumulated depreciation	(20,489)	(19,481)
Music inventory – net	$1,159	$2,167